Inventory (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Sep. 30, 2022
Inventory
Serialized	$ 6,733	$ 5,814
Non-serialized	11,895	9,854
Reserve for slow-moving	(214)	(83)
Total Inventory	$ 18,414	$ 15,585